Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) shares
Non-vested Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	69,371
Number of non-vested shares [Abstract]
Non-vested (in shares)	122,014
Forfeited during the year (in shares)	(25,673)
Granted during the year (in shares)	69,371
Vested during the year	(56,671)
Non-vested (in shares)	109,041	122,014
Vested and expected to vest (in shares)	64,012
Weighted Average grant date fair value [Abstract]
Non-vested (in CHF per share) | SFr	SFr 9.59
Forfeited during the year (in CHF per share) | SFr	9.48
Granted during the year (in CHF per share) | SFr	9.43	SFr 9.62
Vested during the year (in CHF per share) | SFr	9.60
Non-vested (in CHF per share) | SFr	9.51	SFr 9.59
Vested and expected to vest (in CHF per share) | SFr	SFr 9.65
Restricted Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	4,023
Vesting conditions	2 years 9 months
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	4,023
Restricted Stock Units [Member] | Directors [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	83,864
Vesting conditions	1 year
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	83,864
Restricted Stock Units [Member] | Executives [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	110,839
Vesting conditions	4 years
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	110,839